Business Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segment Information

Note 10: Business Segment Information

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2018.

	Life and
Year ended or as of December 31, 2018	Health	Annuities	Total

Revenues

Life and health premiums, net	$–	$–	$–
Net investment income	762	–	762
Net realized investment (losses)	(17)	–	(17)
Other income	18	–	18

Total revenues	763	–	763

Benefits and expenses

Life and health insurance claims and benefits, net	–	–	–
Interest credited to policyholder account balances, net	–	(15)	(15)
Operating and other expenses	151	–	151

Total benefits and expenses	151	(15)	136

Income before income taxes	612	15	627

Income tax expense (benefit)	(185)	3	(182)

Net income	797	12	809

Change in unrealized gains (losses), net of tax
expense (benefit)	(188)	–	(188)
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	(52)	–	(52)

Other comprehensive income (loss)	(240)	–	(240)

Total comprehensive income	$557	$12	$569

Reinsurance recoverable from affiliate	$24,034	$–	$24,034
Assets on deposit	–	3,138,096	3,138,096
Claim and policy benefit reserves - life and health	20,769	6,067	26,836
Policyholder account balances	3,981	3,138,096	3,142,077

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2017.

	Life and
Year ended or as of December 31, 2017	Health	Annuities	Total

Revenues

Life and health premiums, net	$–	$–	$–
Net investment income	517	–	517
Net realized investment (losses)	–	–	–
Other income	3,996	–	3,996

Total revenues	4,513	–	4,513

Benefits and expenses

Life and health insurance claims and benefits, net	2	–	2
Interest credited to policyholder account balances, net	–	–	–
Operating and other expenses	1,596	113	1,709

Total benefits and expenses	1,598	113	1,711

Income before income taxes	2,915	(113)	2,802

Income tax expense (benefit)	763	(40)	723

Net income	2,152	(73)	2,079

Change in unrealized gains (losses), net of tax
expense (benefit)	334	–	334
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	–	–	–

Other comprehensive income (loss)	334	–	334

Total comprehensive income	$2,486	$(73)	$2,413

Reinsurance recoverable from affiliate	$23,973	$–	$23,973
Assets on deposit	–	2,453,033	2,453,033
Claim and policy benefit reserves - life and health	20,688	2,364	23,052
Policyholder account balances	3,601	2,453,033	2,456,634

The following table sets forth financial information regarding the Company’s two reportable business segments for the year ended December 31, 2016.

	Life and
Year ended or as of December 31, 2016	Health	Annuities	Total

Revenues

Life and health premiums, net	$(21)	$–	$(21)
Net investment income	376	–	376
Net realized investment (losses)	–	–	–
Other income	3,415	–	3,415

Total revenues	3,770	–	3,770

Benefits and expenses

Life and health insurance claims and benefits, net	(1)	–	(1)
Interest credited to policyholder account balances, net	–	–	–
Operating and other expenses	1,033	16	1,049

Total benefits and expenses	1,032	16	1,048

Income before income taxes	2,738	(16)	2,722

Income tax expense (benefit)	892	(5)	887

Net income	1,846	(11)	1,835

Change in unrealized gains (losses), net of tax
expense (benefit)	(98)	–	(98)
Reclassification adjustment for (gains)
included in net income, net of tax (benefit) -	–	–	–

Other comprehensive income (loss)	(98)	–	(98)

Total comprehensive income	$1,748	$(11)	$1,737

Reinsurance recoverable from affiliate	$23,687	$–	$23,687
Assets on deposit	–	1,619,113	1,619,113
Claim and policy benefit reserves - life and health	20,344	1,162	21,506
Policyholder account balances	3,335	1,619,113	1,622,448